Schedule of cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash on hand and balances with banks	$ 50,611	$ 55,600
Interest-bearing deposits with maturities of three months or less		9,700
Total	$ 50,611	$ 65,300	$ 24,271	$ 7,838